Net financial income (loss) - Schedule of Net Financial Income (Loss) (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net Financial Income (Loss) [Abstract]
Income from cash and cash equivalents	€ 677	€ 598
Foreign exchange gains	436	47
Total financial income	1,112	645
Interest cost	(14,503)	(4,174)
Net impact of accretion, discounting and catch-up on EIB loan	(1,160)	1,036
Lease debt interests	(47)	(69)
Foreign exchange losses	(1,750)	(3,624)
Financial expenses	(17,460)	(6,831)
Financial income (loss)	€ (16,347)	€ (6,186)